Artisan Developing World Fund Annual Fund Operating Expenses - Artisan Developing World Fund	Sep. 30, 2024
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.31%
Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.13%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.05%